NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2019
NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated subsidiaries

		Proportion of
Name of Consolidated	Jurisdiction of	ownership and
Subsidiary	Incorporation	voting interest	Principal Activities
P.C.F. FRONTEO, Inc.	Japan	60.0%	Credit card forensic investigation business
FRONTEO Healthcare, Inc.	Japan	100.0%	Analysis of large volume medical data
FRONTEO USA, Inc.	U.S.	100.0%	eDiscovery product marketing and sales
FRONTEO Korea, Inc.	South Korea	100.0%	eDiscovery product marketing and sales
FRONTEO Taiwan, Inc.	Taiwan	100.0%	eDiscovery product marketing and sales

Schedule of useful lives for depreciation and amortization by major asset classes

Leasehold improvements	6 to 15 years
Furniture and fixtures	4 to 20 years
Computers	5 years
Assets under capital leases, primarily office equipment	5 to 7 years

Schedule of useful lives for amortization by major asset classes

Customer relationships	10 to 15 years
Noncompete agreement	3 years
Favorable lease	3 years
Trademarks	10 years